Business Combinations - Schedule of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Jul. 01, 2023	Jun. 04, 2021
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid		€ 7,991
Contingent consideration	€ 18,991	18,583
Total consideration		€ 26,574
Tesitura Unbertino
Disclosure of detailed information about business combination [line items]
Cash consideration paid			€ 5,880
Contingent consideration			1,170
Total consideration			€ 7,050